Comprehensive Income (loss)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss)

12. Comprehensive Income

The following table sets forth the components comprehensive income:

	Nine Months Ended September 30
	2011	2010
	(Dollars in thousands)
Net income	$51,380	$131,229
Other comprehensive income (loss):
Retirement benefit plans funded status adjustment	(1,712)	19,457
Currency translation adjustment	(1,274)	283
Less: Comprehensive income/(loss) attributable to noncontrolling interest	(1,226)	10,466

Comprehensive income attributable to SunCoke Energy, Inc. / net parent investment.	$49,620	$140,503

Impact of Purchase of Noncontrolling Interests on Equity Attributable to SunCoke Energy

The purchase of an additional 19% ownership interest in the partnership that owns the Indiana Harbor cokemaking facility during the third quarter of 2011 decreased equity attributable to SunCoke Energy by $7.2 million, net of $4.7 million in deferred taxes, for the first nine months of 2011 (Note 2).

11. Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components of accumulated other comprehensive income (loss) in net parent investment (net of related income taxes) at December 31, 2010 and 2009, respectively:

	December 31
	(Dollars in thousands)
	2010	2009
Retirement benefits plans	$2,253	$(20,103)
Foreign currency translation adjustment	1,166	718

	$3,419	$(19,385)